Vessels, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 872,431
Additions for improvements	684
Additions reclassified from other non-current assets	441
Transferred to vessel cost	16,121
Vessels, Ending Balance	857,435
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(156,253)
Transfer to held for sale	7,111
Depreciation for the year	(17,474)
Accumulated depreciation, Ending Balance	(166,616)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	716,178
Additions for improvements	684
Additions reclassified from other non-current assets	441
Vessel transferred to held for sale	(9,010)
Depreciation for the year	(17,474)
Vessels net book value, Ending Balance	$ 690,819